FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.1%
	AEROSPACE & DEFENSE - 2.1%
856	Howmet Aerospace, Inc.	$ 27,246

	APPAREL & TEXTILE PRODUCTS - 1.5%
126	Cie Financiere Richemont S.A.	18,937

	ASSET MANAGEMENT - 3.3%
380	Groupe Bruxelles Lambert S.A.	42,467

	BANKING - 6.5%
668	Citigroup, Inc.	40,341
892	Wells Fargo & Company	42,798
		83,139
	BEVERAGES - 1.8%
744	JDE Peet's BV	22,955

	CABLE & SATELLITE - 8.9%
74	Charter Communications, Inc., Class A(a)	48,246
1,298	Comcast Corporation, Class A	65,328
		113,574
	CHEMICALS - 1.9%
162	International Flavors & Fragrances, Inc.	24,405

	CONSTRUCTION MATERIALS - 5.0%
190	HeidelbergCement A.G.	12,875
1,012	Holcim Ltd.	51,656
		64,531
	E-COMMERCE DISCRETIONARY - 2.2%
1,000	Alibaba Group Holding Ltd.(a)	15,249
4	Amazon.com, Inc.(a)	13,337
		28,586
	ELECTRIC UTILITIES - 2.5%
522	FirstEnergy Corporation	21,710
830	PG&E Corporation(a)	10,076
		31,786

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	ELECTRICAL EQUIPMENT - 4.6%
366	TE Connectivity Ltd.	$ 59,051

	ENTERTAINMENT CONTENT - 3.4%
426	Activision Blizzard, Inc.	28,342
800	Nexon Company Ltd.	15,467
		43,809
	INSURANCE - 7.8%
966	American International Group, Inc.	54,926
148	Aon PLC, Class A	44,483
		99,409
	INTERNET MEDIA & SERVICES - 19.8%
24	Alphabet, Inc., Class A(a)	69,528
18	Alphabet, Inc., Class C(a)	52,085
700	Baidu, Inc.(a)	12,981
168	Meta Platforms, Inc., Class A(a)	56,507
66	Naspers Ltd., N Shares	10,239
7	Netflix, Inc.(a)	4,217
454	Prosus N.V.	38,006
220	Uber Technologies, Inc.(a)	9,225
		252,788
	LEISURE FACILITIES & SERVICES - 3.6%
600	Entain PLC(a)	13,668
68	Flutter Entertainment PLC(a)	10,824
130	Marriott International, Inc., Class A(a)	21,482
		45,974
	METALS & MINING - 3.4%
8,616	Glencore PLC	43,727

	OIL & GAS PRODUCERS - 1.2%
984	Kinder Morgan, Inc.	15,606

	REAL ESTATE OWNERS & DEVELOPERS - 0.9%
2,000	Swire Pacific Ltd., Class A	11,375

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	RETAIL - CONSUMER STAPLES - 0.8%
176	Just Eat Takeaway.com N.V.(a)	$ 9,712

	SEMICONDUCTORS - 10.9%
314	Analog Devices, Inc.	55,192
100	Broadcom, Inc.	66,542
80	NXP Semiconductors N.V.	18,222
		139,956
	SOFTWARE - 1.0%
276	Open Text Corporation	13,104

	TELECOMMUNICATIONS - 1.5%
400	SoftBank Group Corporation	18,896

	TRANSPORTATION EQUIPMENT - 1.5%
208	Westinghouse Air Brake Technologies Corporation	19,159

	TOTAL COMMON STOCKS (Cost $1,200,253)	1,230,192

	EXCHANGE-TRADED FUND — 1.7%
	EQUITY - 1.7%
200	Vanguard Total World Stock ETF (Cost $21,214)	21,486

	TOTAL INVESTMENTS - 97.8% (Cost $1,221,467)	$ 1,251,678
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	28,536
	NET ASSETS - 100.0%	$ 1,280,214

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.